Taxes Payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Taxes Payable
VAT payable	¥ 5,122	¥ 9,787
Enterprise income taxes payable	140	274
Withholding individual income taxes for employees	34	88
Others	644	725
Total	¥ 5,940	¥ 10,874